Note 2 - Allowance for Doubtful Accounts for Trade Accounts Receivable - Summary of Changes in the Allowance for Doubtful Accounts for Trade Accounts Receivable (Details) (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2012
Balance at beginning of year	$ 74,073	$ 92,148	$ 145,616
Bad debt expense (recovery)	18,915	20,461	(10,327)
Losses charged to allowance		(38,922)	(43,141)
Recoveries added to allowance		386
Balance at end of year	$ 92,988	$ 74,073	$ 92,148